Net Fair Value Gains through Profit or Loss - Summary of Net Fair Value Gains/(Losses) through Profit or Loss (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Stock appreciation rights	¥ (49)	¥ 202	¥ 255
Financial liabilities at fair value through profit or loss	462	202	(648)
Derivative financial instruments			(121)
Total	(12,156)	4,943	21,900
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt (Equity) securities	(1,613)	1,069	(583)
Equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt (Equity) securities	¥ (10,956)	¥ 3,470	¥ 22,997